Long term investments	12 Months Ended
Dec. 31, 2024
Long-term investments
Long-term investments

10. Long-term investments

Long-term investments, consist of the followings:

	As of December 31,
	2023	2024
	RMB	RMB
Equity method investees	144,464	136,080
Equity securities measured at fair value	44,260	49,605
Equity securities without readily determinable fair values	170,405	156,002
	359,129	341,687

(a)Investments in equity method investees

	As of December 31,
	2023	2024
	RMB	RMB
Beijing Pengtai Baozun E-commerce Co., Ltd. (1)	54,934	55,553
Hunter Gcsea Limited (2)	74,657	76,945
Others (3)	14,873	3,582
Total	144,464	136,080
(1)	In January 2018, the Group invested RMB13,328 to establish an e-commerce joint venture with Beijing Pengtai Interactive Advertising Co., Ltd. (“Beijing Pengtai”) through a joint venture agreement. Baozun holds 49% equity interest and Beijing Pengtai holds 51% equity interest. Share of income in equity method investment of RMB8,412, RMB9,483 and RMB619 was recognized for the years ended December 31, 2022, 2023 and 2024, respectively.
(2)	In October 2023, the Group entered into an agreement with ABG HUNTER LLC (“ABG”) to form a joint venture company which is Hunter Gcsea Limited to expand ABG’s portfolio of brands’ business. Baozun holds 51% equity interest and ABG holds 49% equity interest. As the Group only has significant influence over Hunter Gcsea Limited, all major operational decisions required written consent from the other shareholder, it is accounted for under the equity method of accounting. Share of income in equity method investment of RMB9,855 was recognized for year ended December 31, 2024.
(3)	The Group identified impairment indicators over certain equity accounted investees and accordingly, recognized other-than-temporary impairment losses of RMB26,115 for the year ended December 31, 2024, which was included in share of loss of equity method investees in the consolidated statement of operation.

(b)Investments in equity securities measured at fair value

In January 2021, Baozun entered into a share purchase agreement with iClick, an independent online marketing and enterprise data solutions provider in China, and purchased 649,349 newly issued Class B ordinary shares (“Issued Class B Shares”) of iClick at an aggregate subscription price of approximately US$17.2 million. Holders of Class B ordinary shares of iClick are entitled to 20 votes per share. Pursuant to the share purchase agreement with an existing shareholder of iClick, Baozun purchased 2,471,468 American Depositary Shares (“ADSs”) at an aggregate purchase price of approximately US$32.8 million. Two ADSs represent one Class A ordinary share of iClick. Holders of Class A ordinary shares of iClick are entitled to one vote per share. After the closing of the above transactions, Baozun acquired and beneficially owns approximately 4% of iClick’s total outstanding shares, representing approximately 10% total voting equity of iClick. Since the Company cannot exert significant influence on the investee, the investment is recorded as equity securities measured at fair value. An unrealized investment loss of RMB102,035, gain of RMB65 and gain of RMB15,030 was recognized for the years ended December 31, 2022, 2023 and 2024, respectively.

In June 2021, the Group acquired 4,908,939 Class B preferred shares of Fosun Fashion Group (Cayman) Limited (“Fosun”), a private company, which represents 1.57% voting interests, at an aggregate subscription price of RMB76,716. The investment was not in-substance common stock, and the investment was recorded as equity securities without determinable fair value as of December 31, 2021. Fosun was renamed as Lanvin Group(“Lanvin”) in October 2021. In December 2022, the Group further acquired 300,000 ordinary shares of Lanvin with a consideration of RMB 21,170. On December 15, 2022, Lanvin got listed on New York stock Exchange by SPAC and the 4,908,939 Class B preferred shares was converted into 1,321,790 ordinary shares. The investment was measured at fair value and an unrealized investment gain of RMB4,208, loss of RMB68,096 and loss of RMB10,179 was recognized for the year ended December 31, 2022, 2023 and 2024, respectively.

(c)Investments in equity securities without readily determinable fair values

Investments in equity securities without readily determinable fair value were RMB170,405 and RMB156,002 as of December 31, 2023 and 2024, respectively. The carrying amount of the investments as of December 31, 2024 is composed by investments in four private companies. Since the investments are not in-substance common stock which are accounted for as investments in equity securities without readily determinable fair value.

The Group is required to perform an impairment assessment of its investment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. The Group recognized impairment losses of RMB8,400, RMB nil, and RMB14,403 for the years ended December 31, 2022, 2023 and 2024, respectively.